OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 32,679	$ 32,898
Government institutions	5,549	6,994
Deferred installation expenses	8,405	7,742
Advances to suppliers	967	3,061
Employees	428	430
Others	1,173	1,858
Other current assets, net	$ 49,201	$ 52,983